Equity Method Investments - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Total current assets	$ 349.9	$ 176.2
Total non-current assets	2,651.8	2,904.1
Total assets	3,001.7	3,080.3	$ 3,171.1
Total current liabilities	745.6	117.9
Total non-current liabilities	1,358.3	2,072.5
Equity	897.8	889.9	$ 1,036.8	$ 1,291.2
Total liabilities and equity	3,001.7	3,080.3
Perfomex
Schedule of Equity Method Investments [Line Items]
Cash	13.2	9.0
Total current assets	198.0	142.2
Total non-current assets	28.6	4.2
Total assets	226.6	146.4
Total current liabilities	191.6	132.1
Total non-current liabilities	20.6	0.0
Equity	14.4	14.3
Total liabilities and equity	226.6	146.4
Perfomex II
Schedule of Equity Method Investments [Line Items]
Cash	6.6	7.2
Total current assets	54.8	48.7
Total non-current assets	4.8	2.1
Total assets	59.6	50.8
Total current liabilities	51.6	45.8
Total non-current liabilities	0.5	0.0
Equity	7.5	5.0
Total liabilities and equity	$ 59.6	$ 50.8